Acquisition - Pro forma results of operations of acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Acquisition
Revenue	$ 13,432	$ 12,887
Net Loss	$ (69,452)	$ (33,965)